Note 16 - Net Earnings Per Common Share - Reconciliation of the Denominator Used to Calculate Earnings Per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Shares issued and outstanding at beginning of period (in shares)	44,226,493	44,013,031
Issued during the period (in shares)	329,888	162,076
Weighted average number of shares used in computing basic earnings per share (in shares)	44,556,381	44,175,107
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method (in shares)	238,593	318,900
Number of shares used in computing diluted earnings per share (in shares)	44,794,974	44,494,007